Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Entity Registrant Name	MAASE Inc.
Entity Central Index Key	0001750264
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-38813
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 48, Zhixin Manufacturing Valley Industrial Park
Entity Address, Address Line Two	No. 52 Yangzhou Road, Economic Development Zone
Entity Address, Address Line Three	Laixi
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Entity Address, Postal Zip Code	266000
Title of 12(b) Security	Class A Ordinary Shares, par value $0.09 per share
Trading Symbol	MAAS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	442,175,578
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building 48, Zhixin Manufacturing Valley Industrial Park
Entity Address, Address Line Two	No. 52 Yangzhou Road, Economic Development Zone
Entity Address, Address Line Three	Laixi
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Entity Address, Postal Zip Code	266000
City Area Code	+86
Local Phone Number	532-66030885
Contact Personnel Name	Min Zhou